UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedules of Investments.

Argent Small Cap Fund
Schedule of Investments
March 31, 2019 (Unaudited)

	Number of
COMMON STOCKS - 96.8%	Shares	Value

Consumer Discretionary - 16.3%
Callaway Golf	109,875	$1,750,309
Clarus Corp.	162,595	2,082,842
Columbia Sportswear Co.	21,775	2,268,520
G-III Apparel Group LTD (a)	83,745	3,346,450
Gray Television Inc. (a)	143,625	3,067,830
Johnson Outdoors, Inc.	12,600	899,136
Lindblad Expeditions Holdings, Inc. (a)	155,450	2,370,612
Planet Fitness, Inc. (a)	55,600	3,820,832
		19,606,531
Consumer Staples - 1.9%
Turning Point Brands, Inc.	48,625	2,241,126

Energy - 6.3%
Abraxas Petroleum Corp. (a)	832,810	1,041,013
Evolution Petroleum Corp.	157,298	1,061,761
ProPetro Holding Corp. (a)	100,225	2,259,072
Solaris Oilfield Infrastructure, Inc. - Class C	86,337	1,419,380
World Fuel Services	58,875	1,700,899
		7,482,125
Financials - 19.0%
B. Riley Financial, Inc.	84,018	1,402,260
Cardtronics, Inc. (a)(c)	34,300	1,220,394
CareTrust REIT, Inc.	26,325	617,585
Chemical Financial Corp.	26,565	1,093,415
Consolidated-Tomoka Land Co.	18,950	1,118,997
Cousins Properties, Inc.	194,325	1,877,180
Federal Agricultural Mortgage Corp.	18,511	1,340,752
Health Insurance Innovations Inc. (a)	53,565	1,436,613
Heritage Insurance Holdings, Inc.	96,532	1,409,367
OneMain Holdings, Inc.	60,725	1,928,019
Regional Management Corp. (a)	46,750	1,141,635
Sterling Bancorp	111,950	2,085,629
Summit Financial Group, Inc.	48,440	1,284,144
Walker & Dunlop, Inc.	37,850	1,926,944
Wintrust Financial Corp.	43,173	2,906,838
		22,789,772
Health Care - 14.1%
ANI Pharmaceuticals, Inc. (a)	25,825	1,821,696
Amneal Pharmaceuticals, Inc. (a)	76,275	1,080,817
Amphastar Pharmaceuticals, Inc. (a)	133,700	2,731,491
Globus Medical, Inc. (a)	47,050	2,324,741
Merit Medical Systems, Inc. (a)	55,375	3,423,836
PetIQ, Inc. (a)	85,720	2,692,465
Premier, Inc. (a)	40,211	1,386,877
Supernus Pharmaceuticals, Inc. - Class C (a)	42,900	1,503,216
		16,965,139

Information Technology - 16.4%
Alarm.com Holdings, Inc. (a)	29,475	1,912,928
Carbonite, Inc. (a)	65,315	1,620,465
DIGI International, Inc. (a)	126,275	1,599,904
Diodes Incorporated (a)	42,515	1,475,270
Fortinet, Inc. (a)	42,499	3,568,641
II-VI Incorporated (a)	44,900	1,672,076
Lumentum Holdings Inc. (a)	50,675	2,865,165
Quantenna Communications, Inc. - Class C (a)	104,650	2,546,134
Upland Software, Inc. (a)	57,425	2,432,523
		19,693,106
Materials - 5.3%
Allegheny Technology (a)	37,475	958,236
Carpenter Technology	40,525	1,858,071
Ferro Corp. (a)	72,200	1,366,746
UFP Technologies, Inc. (a)	56,447	2,111,118
		6,294,171
Producer Durables - 15.4%
Atkore International Group, Inc. (a)	86,750	1,867,727
CECO Enviromental Corp. (a)	209,014	1,504,901
Ducommun Incorporated (a)	51,131	2,225,221
FARO Technologies, Inc. (a)	26,475	1,162,517
Korn Ferry	32,550	1,457,589
Marten Transport, Ltd.	72,600	1,294,458
Mastec, Inc. (a)	42,225	2,031,023
Quanta Services, Inc.	56,850	2,145,519
Sterling Construction Company, Inc. - Class C (a)	133,380	1,669,918
Triton International Ltd. (c)	66,030	2,053,533
Universal Logistics Holdings, Inc.	55,875	1,099,620
		18,512,026
Telecommuncations - 0.5%
Viavi Soultions, Inc. (a)	49,875	617,452

Utilities - 1.6%
Vonage Holdings Corp. (a)	192,200	1,929,688

TOTAL COMMON STOCKS		116,131,136
(Cost $98,154,833)

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 2.36% (b)	3,980,625	3,980,625
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,980,625)		3,980,625
TOTAL INVESTMENTS
(Cost $102,135,458) - 100.1%		120,111,761
Liabilities in Excess of Other Assets - (0.1)%		(67,713)
TOTAL NET ASSETS - 100.0%		$120,044,048

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2019.
(c)	U.S traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at March 31, 2019 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which is comprised of officers of the Trust as well as an interested trustee of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,606,531	$-	$-	$19,606,531
Consumer Staples	2,241,126	-	-	2,241,126
Energy	7,482,125	-	-	7,482,125
Financials	22,789,772	-	-	22,789,772
Health Care	16,965,139	-	-	16,965,139
Information Technology	19,693,106	-	-	19,693,106
Materials	6,294,171	-	-	6,294,171
Producer Durables	18,512,026	-	-	18,512,026
Telecommunications	617,452	-	-	617,452
Utilities	1,929,688	-	-	1,929,688
Total Common Stocks	116,131,136	-	-	116,131,136
Short-Term Investments	3,980,625	-	-	3,980,625
Total Investments in Securities	$120,111,761	$-	$-	$120,111,761

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*  /s/ Douglas J. Neilson
           Douglas J. Neilson, President

Date    5/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas J. Neilson
Douglas J. Neilson, President

Date    5/20/2019

By (Signature and Title)*   /s/ Matthew J. McVoy
Matthew J. McVoy, Treasurer

Date   5/20/2019

* Print the name and title of each signing officer under his or her signature.